Operating Segments (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2015 states refineries	Dec. 31, 2014 states refineries segments	Jun. 01, 2013 refineries
Segment Reporting Information
Number of operating segments (segments) | segments		3
Number of refineries (refineries)			2
Foreign operations	Since we do not have significant operations in foreign countries, revenue generated in and long-lived assets located in foreign countries are not material to our operations.	Since we do not have significant operations in foreign countries, revenue generated and long-lived assets located in foreign countries are not material to our operations.
Refining
Segment Reporting Information
Number of refineries (refineries)	6	6
Segment reporting description	We own and operate six petroleum refineries located in California, Washington, Alaska, North Dakota and Utah that manufacture gasoline and gasoline blendstocks, jet fuel, diesel fuel, residual fuel oil and other refined products. We sell these refined products, together with refined products purchased from third parties, at wholesale through terminal facilities and other locations and opportunistically export refined products to foreign markets.	We own and operate six petroleum refineries located in California, Washington, Alaska, North Dakota and Utah that manufacture gasoline and gasoline blendstocks, jet fuel, diesel fuel, residual fuel oil and other refined products. We sell these refined products, together with refined products purchased from third parties, at wholesale through terminal facilities and other locations and opportunistically export refined products to foreign markets.
TLLP
Segment Reporting Information
Segment reporting description	TLLP’s assets and operations include certain crude oil gathering assets, natural gas gathering and processing assets and crude oil and refined products terminalling and transportation assets acquired from Tesoro and other third parties. Revenues from the TLLP segment are generated by charging fees for gathering crude oil and natural gas, for processing natural gas, and for terminalling, transporting and storing crude oil, and refined products.	TLLP’s assets and operations include certain crude oil gathering assets, natural gas gathering and processing assets and crude oil and refined products terminalling and transportation assets acquired from Tesoro and other third parties. Revenues from the TLLP segment are generated by charging fees for gathering crude oil and for terminalling, transporting and storing crude oil and refined products.
Marketing
Segment Reporting Information
Number of states with retail sites (states) | states	16	16
Segment reporting description	Our marketing segment sells gasoline and diesel fuel through branded MSOs and jobber/dealers in 16 states as well as unbranded or wholesale channels through terminal facilities and other locations.	Our marketing segment sells gasoline and diesel fuel through branded multi-site operators (“MSOs”) and jobber/dealers in 16 states as well as unbranded or wholesale channels through terminal facilities and other locations.
Change in basis of segmentation, description	We recasted our operating segment information to reflect the change in presentation made in the second quarter of 2015. The revised presentation reflects the changing nature of our underlying assets, operations and how our chief operating decision maker (“CODM”) manages our business. In previous periods, a portion of our marketing business related to sales in unbranded or wholesale channels was presented within our refining operating segment.	We recasted our operating segment information to reflect the change in presentation made in the second quarter of 2015. The revised presentation reflects the changing nature of our underlying assets, operations and how our chief operating decision maker (“CODM”) manages our business. In previous periods, a portion of our marketing business related to sales in unbranded or wholesale channels was presented within our refining operating segment.